Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	BETTERWARE DE MÉXICO, S.A.P.I. DE C.V.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	37,316,546
Amendment Flag	false
Entity Central Index Key	0001788257
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-39251
Entity Incorporation, State or Country Code	O5
Entity Interactive Data Current	Yes
Entity Address, Address Line One	Luis Enrique Williams 549
Entity Address, City or Town	Zapopan
Entity Address, Postal Zip Code	45145,
Entity Address, Country	MX
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	BWMX
Security Exchange Name	NASDAQ
Auditor Name	Deloitte Touche Tohmatsu Limited
Auditor Firm ID	1153
Auditor Location	Guadalajara, Jalisco, Mexico
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Luis Enrique Williams 549
Entity Address, City or Town	Zapopan,
Entity Address, Postal Zip Code	45145
Entity Address, Country	MX
Contact Personnel Name	Luis Campos
Local Phone Number	3836-0500
City Area Code	33